Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity

9. EQUITY
General—The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
On April 29, 2021, our board of directors (“Board”) increased the estimated value per share (“EVPS”) of our common stock to $31.65 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2021. We engaged a third-party valuation firm to provide a calculation of the range in EVPS of our common stock as of March 31, 2021, which reflected certain balance sheet assets and liabilities as of that date. Previously, our EVPS was $26.25, based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2020.
Dividend Reinvestment Plan—The DRIP allows stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent EVPS.
Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash.
The Third Amended and Restated Dividend Reinvestment Plan has been suspended, beginning with the distribution payable on April 1, 2021. Stockholders will receive their full monthly distribution of $0.08499999 per share in cash until further notice.
Distributions—Distributions paid to stockholders and Operating Partnership unit (“OP unit”) holders of record subsequent to March 31, 2021 were as follows (dollars in thousands, excluding per share amounts):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Net Cash Distribution
March	3/19/2021	$0.08499999	4/1/2021	$9,059	$9,059
April	4/19/2021	0.08499999	5/3/2021	9,059	9,059
On April 29, 2021, our Board authorized distributions for May 2021 to the stockholders of record at the close of business on May 17, 2021 equal to a monthly amount of $0.08499999 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders. We pay distributions to stockholders and OP unit holders based on monthly record dates, and we expect to pay the May 2021 distributions on June 1, 2021.
Share Repurchase Program (“SRP”)—The SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations. The Board reserves the right, in its sole discretion, at any time and from time to time, to reject any request for repurchase. The Fourth Amended and Restated Share Repurchase Program (the “Fourth Amended SRP”), which is currently limited to repurchases resulting from the death, qualifying disability, or the declaration of incompetence (“DDI”) of stockholders, has been suspended, and the March 31, 2021 repurchases related to stockholder DDI were not executed. The SRP for both standard and DDI requests will remain suspended until further notice.
Convertible Noncontrolling Interests—As of March 31, 2021 and December 31, 2020, we had approximately 13.4 million and 13.3 million outstanding OP units, respectively. Additionally, certain of our outstanding restricted share and performance share awards will result in the issuance of OP units upon vesting in future periods.
Under the terms of the Fourth Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), OP unit holders may elect to exchange their OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units either for shares of our common stock, provided that the OP units have been outstanding for at least one year, or for cash. As the form of redemption for OP units is within our control, the OP units outstanding as of March 31, 2021 and December 31, 2020 are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets.
During the three months ended March 31, 2020, approximately 39,300 OP units were converted into shares of our common stock at a 1:1 ratio. There were no OP units converted into shares of our common stock for the three months ended March 31, 2021. The $3.3 million and $7.1 million of distributions for the three months ended March 31, 2021 and 2020, respectively, that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity.

13. EQUITY
General—The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including one vote per nominee in the election of the Board. Our charter does not provide for cumulative voting in the election of directors.
On May 6, 2020, our Board decreased the EVPS of our common stock to $26.25 based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2020. The decrease was primarily driven by the negative impact of the COVID-19 pandemic on our non-grocery tenants resulting from social distancing and “stay-at-home” guidelines and the uncertainty of the duration and full effect on the overall economy. We engaged a third-party valuation firm to provide a calculation of the range in EVPS of our common stock as of March 31, 2020, which reflected certain balance sheet assets and liabilities as of that date. Previously, the EVPS of our common stock was set at $33.30, based substantially on the estimated market value of our portfolio of real estate properties and our third-party investment management business as of March 31, 2019.
Distributions—On March 27, 2020, our Board suspended stockholder distributions, effective after the payment of the March 2020 distribution on April 1, 2020, as a result of the uncertainty surrounding the COVID-19 pandemic. On November 4, 2020, our Board authorized distributions for the month of December 2020, for stockholders of record at the close of business on December 28, 2020, equal to a monthly amount of $0.08499999 per share of common stock, or $1.02 annualized. On December 14, 2020, our Board announced that the date of record for December distributions was moved to December 31, 2020. OP unit holders received distributions at the same rate as common stockholders. We paid this distribution on January 12, 2021.
Dividend Reinvestment Plan—The DRIP allows stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent EVPS.
Stockholders who elect to participate in the DRIP, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of our common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions in cash.
On March 27, 2020, the DRIP was suspended, and the March 2020 distribution was paid in all cash on April 1, 2020. On November 4, 2020, our Board reinstated the DRIP, which became effective beginning with the December 2020 distribution paid in January 2021.
Tender Offer—On November 4, 2020, our Board approved a voluntary tender offer that commenced on November 10, 2020 (the “Tender Offer”) for up to 1.5 million shares of our outstanding common stock at a price of $17.25 per share, for a total value of approximately $26 million. On December 14, 2020, the Tender Offer was amended to extend the expiration date to December 29, 2020, and the offer to purchase shares was increased to approximately 5.8 million shares, for a total value of approximately $100 million. All of the other terms and conditions of the Tender Offer remained unchanged. In connection with the Tender Offer, we repurchased 4.5 million shares of common stock for a total value of $77.6 million, which includes the issuance of 0.9 million common shares in redemption of 0.9 million OP units converted at the time of repurchase. The $77.6 million due to shareholders who tendered their shares was not yet paid as of December 31, 2020, and is recorded as Accounts Payable and Other Liabilities on our consolidated balance sheets. The amount was subsequently paid on January 5, 2021.
Share Repurchase Program—Our SRP provides an opportunity for stockholders to have shares of common stock repurchased, subject to certain restrictions and limitations. The Board reserves the right, in its sole discretion, at any time and from time to time, to reject any request for repurchase.
On August 7, 2019, the Board suspended the SRP with respect to standard repurchases. The SRP for death, qualifying disability, or determination of incompetence (“DDI”) was suspended effective March 27, 2020, in response to the uncertainty of COVID-19. Both the SRP with respect to standard repurchases and the SRP for DDI remains suspended as of December 31, 2020.
On January 8, 2021, the Board adopted the Fourth Amended and Restated Share Repurchase Program (“Fourth Amended SRP”), effective January 14, 2021. Under the Fourth Amended SRP, share repurchases for DDI have been reinstated at $17.25 per share, and as of March 1, 2021, we have repurchased 21,125 shares for a total value of $0.4 million. The SRP with respect to standard repurchases remains suspended.
Convertible Noncontrolling Interests—As of December 31, 2020 and 2019, we had approximately 13.3 million and 14.2 million outstanding OP units, respectively. Additionally, certain of our outstanding restricted share and performance share awards will result in the issuance of OP units upon vesting in future periods. These are included in the outstanding unvested award totals disclosed in Note 14.
Under the terms of the Fourth Amended and Restated Agreement of Limited Partnership, OP unit holders may elect to exchange OP units. The Operating Partnership controls the form of the redemption, and may elect to exchange OP units for shares of our common stock, provided that the OP units have been outstanding for at least one year, or for cash. As the form of redemption for OP units is within our control, the OP units outstanding as of December 31, 2020 and 2019, are classified as Noncontrolling Interests within permanent equity on our consolidated balance sheets.
During the year ended December 31, 2020 and 2019, 1.0 million and 0.6 million OP units were converted into shares of our common stock at a 1:1 ratio, respectively. Of the OP units converted in 2020, 0.9 million were converted and repurchased as part of the Tender Offer. The $8.3 million and $30.4 million of distributions for the years ended December 31, 2020 and 2019, respectively, that have been paid on OP units are included in Distributions to Noncontrolling Interests on the consolidated statements of equity.
Nonconvertible Noncontrolling Interests—In addition to partnership units of the Operating Partnership, Noncontrolling Interests also includes a 25% minority-owned interest held by a third party in a consolidated partnership, which was not significant to our results in 2020 or 2019 and ceased a majority of its operations in 2019.